Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Cash on hand and in banks (Note 27)	9,993	16,533
Temporary cash investments (Note 27)	6,184	8,678
	16,177	25,211